Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 328,761	$ 280,328
Accounts receivable, net	132,671	120,411
Inventories	115,717	117,521
Net investment in sales-type leases	7,208	11,717
Prepaid expenses	7,696	7,571
Other current assets	22,858	15,491
Total current assets	614,911	553,039
Non-current assets
Net investment in sales-type leases - long-term	4,439	12,126
Property, plant and equipment, net	199,951	208,415
Goodwill	387,108	385,629
Other intangible assets, net	142,122	177,458
Other non-current assets	31,219	29,382
Total non-current assets	764,839	813,010
Total assets	1,379,750	1,366,049
Current liabilities
Accounts payable	39,849	40,933
Current portion of long-term debt	5,143	3,714
Accrued expenses and other current liabilities	30,041	32,207
Accrued compensation and related benefits	35,356	34,186
Obligations in connection with acquisitions		3,619
Deferred revenues	52,908	49,952
Total current liabilities	163,297	164,611
Non-current liabilities
Long-term debt	27,143	22,286
Deferred tax liabilities	7,069	5,952
Deferred revenues - long-term	15,200	12,922
Other non-current liabilities	32,899	22,251
Total non-current liabilities	82,311	63,411
Total liabilities	245,608	228,022
Commitments and contingencies (see note 10)
Redeemable non-controlling interests	1,635	2,029
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,631 thousands shares and 52,639 thousands shares issued and outstanding at December 31, 2017 and 2016, respectively	145	142
Additional paid-in capital	2,663,274	2,633,129
Accumulated other comprehensive loss	(7,023)	(13,479)
Accumulated deficit	(1,523,906)	(1,483,925)
Equity attributable to Stratasys Ltd.	1,132,490	1,135,867
Non-controlling interests	17	131
Total equity	1,132,507	1,135,998
Total liabilities and equity	$ 1,379,750	$ 1,366,049